Summary of Significant Accounting Policies - Summary of the impact of the adoption (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Feb. 29, 2016
Operating lease right-of-use asset	$ 3,777	$ 1,728	$ 0	$ 1,700
Operating lease liabilities, current	1,559	308	0	300
Other non-current liability	0	0	6
Operating lease liabilities, non-current	2,165	$ 1,426	$ 0	$ 1,400
Impact of Adoption [Member]
Operating lease right-of-use asset	1,728
Operating lease liabilities, current	308
Other non-current liability	(6)
Operating lease liabilities, non-current	$ 1,426